UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21197 and 811-21300

Name of Fund: BBIF Government Securities Fund and Master Government Securities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Government Securities Fund and Master Government Securities LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2012

Date of reporting period: 12/31/2011

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2011 (Unaudited)	BBIF Government Securities Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Government Securities LLC	$292,218,717
Total Investments (Cost - $292,218,717) – 101.1%	292,218,717
Liabilities in Excess of Other Assets – (1.1)%	(3,119,092)
Net Assets – 100.0%	$289,099,625

BBIF Government Securities Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Government Securities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2011, the value of the investment and the percentage owned by the Fund of the Master LLC was $292,218,717 and 52.5%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2011, the Fund’s investment in the Master LLC was classified as Level 2.

BBIF GOVERNMENT SECURITIES FUND	DECEMBER 31, 2011	1

Schedule of Investments December 31, 2011 (Unaudited)	Master Government Securities LLC
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bills (a):
0.03%, 1/05/12	$30,000	$29,999,850
0.02%, 1/12/12	35,000	34,999,747
0.03% - 0.06%, 1/19/12	45,000	44,998,834
0.02% - 0.03%, 1/26/12	25,000	24,999,461
0.01%, 2/09/12	30,000	29,999,829
0.01%, 2/23/12	12,308	12,307,906
0.05%, 3/15/12	15,000	14,998,385
0.06%, 4/26/12	15,000	14,997,050
0.06%, 6/07/12	45,000	44,989,000
0.10%, 8/23/12	40,000	39,973,667
US Treasury Notes:
0.88%, 2/29/12	10,000	10,013,964
4.50%, 3/31/12	10,000	10,111,696
Total US Treasury Obligations – 56.1%		312,389,389

Repurchase Agreements
Citigroup Global Markets, Inc., 0.03%, 1/03/12 (Purchased on 12/30/11 to be repurchased at $25,000,083, collateralized by US Treasury Bonds, 4.75% due 2/15/41, par and fair values of $18,338,900 and $25,500,120, respectively)	25,000	25,000,000
Credit Suisse Securities, (USA), LLC, 0.02%, 1/03/12 (Purchased on 12/30/11 to be repurchased at $18,492,041, collateralized by a US Treasury Note, 1.25% due 4/15/14, par and fair values of $16,775,000 and $18,864,888, respectively)	18,492	18,492,000
Deutsche Bank Securities, Inc., 0.01%, 1/03/12 (Purchased on 12/30/11 to be repurchased at $25,000,028, collateralized by US Treasury Notes, 2.00% due 11/15/21, par and fair values of $25,205,300 and $25,500,014, respectively)	25,000	25,000,000
HSBC Securities (USA), Inc., 0.01%, 1/03/12 (Purchased on 12/30/11 to be repurchased at $19,000,021, collateralized by US Treasury Inflation Index Bonds, 2.00% due 7/15/14, par and fair values of $14,840,000 and $19,380,077, respectively)	19,000	19,000,000
JPMorgan Securities, Inc., 0.01%, 1/03/12 (Purchased on 12/30/11 to be repurchased at $25,000,028, collateralized by US Treasury Notes, 3.50% due 5/15/20, par and fair values of $22,120,000 and $25,504,291, respectively)	25,000	25,000,000

Repurchase Agreements (concluded)	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.01%, 1/03/12 (Purchased on 12/30/11 to be repurchased at $25,000,028, collateralized by a US Treasury Note, 2.38% due 6/30/18, par and fair values of $23,580,100 and $25,500,003, respectively)	$25,000	$25,000,000
Mizuho Securities USA LLC, 0.02%, 1/03/12 (Purchased on 12/30/11 to be repurchased at $25,000,056, collateralized by various US Treasury Securities STRIPS, 0.00% due 5/15/18 - 5/15/19, par and fair values of $28,000,815 and $25,500,000, respectively)	25,000	25,000,000
Morgan Stanley & Co. Inc., 0.01%, 1/03/12 (Purchased on 12/30/11 to be repurchased at $25,000,028, collateralized by US Treasury Notes, 1.38% due 3/15/13, par and fair values of $25,041,700 and $25,500,066, respectively)	25,000	25,000,000
RBS Securities Inc., 0.02%, 1/03/12 (Purchased on 12/30/11 to be repurchased at $25,000,056, collateralized by US Treasury Notes, 2.75% due 10/31/13, par and fair values of $28,000,815 and $25,503,994, respectively)	25,000	25,000,000
UBS Securities LLC, 0.01%, 1/03/12 (Purchased on 12/30/11 to be repurchased at $25,000,028, collateralized by US Treasury Notes, 3.63% due 2/15/21, par and fair values of $21,750,200 and $25,500,049, respectively)	25,000	25,000,000
Total Repurchase Agreements – 42.6%		237,492,000
Total Investments (Cost — $549,881,389*) - 98.7%		549,881,389
Other Assets Less Liabilities – 1.3%		7,215,419
Net Assets – 100.0%		$557,096,808

*	Cost for Federal Income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

MASTER GOVERNMENT SECURITIES LLC	DECEMBER 31, 2011	1

Schedule of Investments (concluded)	Master Government Securities LLC

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master LLC’s perceived risk of investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
US Treasury Obligations	—	$312,389,389	—	$312,389,389
Repurchase Agreements	—	237,492,000	—	237,492,000
Total	—	$549,881,389	—	$549,881,389

MASTER GOVERNMENT SECURITIES LLC	DECEMBER 31, 2011	2

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Government Securities Fund and Master Government Securities LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Government Securities Fund and Master Government Securities LLC

Date: February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Government Securities Fund and Master Government Securities LLC

Date: February 24, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Government Securities Fund and Master Government Securities LLC

Date: February 24, 2012